Alger Spectra Fund Average Annual Total Returns - Class Y Shares [Member]		12 Months Ended	60 Months Ended	85 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Growth Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.15%	14.59%	18.55%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	15.35%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		29.92%	13.29%	17.89%
Performance Inception Date	Dec. 03, 2018
Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		27.87%	11.16%	15.34%
Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		19.08%	10.09%	13.97%